Condensed Consolidated Unaudited Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD ($) [2]	Share Premium [Member] EUR (€)	Share Premium [Member] USD ($) [2]	Retained earnings [Member] EUR (€)		Retained earnings [Member] USD ($) [2]	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD ($) [2]	Translation reserve from foreign operations [Member] EUR (€)	Translation reserve from foreign operations [Member] USD ($) [2]	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD ($) [2]	Interests Transaction reserve with non-controlling Interests [Member] EUR (€)	Interests Transaction reserve with non-controlling Interests [Member] USD ($) [2]	Total [Member] EUR (€)	Total [Member] USD ($) [2]	Non-controlling Interests [Member] EUR (€)		Non-controlling Interests [Member] USD ($) [2]	EUR (€)		USD ($) [2]
Balance at Dec. 31, 2020	€ 25,102		€ 82,401		€ 8,191			€ (1,736)		€ 3,823		€ 341		€ 6,106		€ 124,228		€ 798			€ 125,026
Profit (loss) for the period	0		0		(5,252)	[1]		0		0		0		0		(5,252)		90	[1]		(5,162)	[1]
Other comprehensive loss for the period	0		0		0			0		1,636		(3,400)		0		(1,764)		(2,979)			(4,743)
Total comprehensive loss for the period	0		0		(5,252)			0		1,636		(3,400)		0		(7,016)		(2,889)			(9,905)
Transactions with owners of the Company, recognized directly in equity:
Issuance of Capital note to non-controlling interest	0		0		0			0		0		0		0		0		8,682			8,682
Acquisition of shares in subsidiaries from non-controlling interests	0		0		0			0		0		0		(961)		(961)		961			0
Warrants exercise	454		3,348		0			0		0		0		0		3,802		0			3,802
Options exercise	22		0		0			0		0		0		0		22		0			22
Share-based payments	0		13		0			0		0		0		0		13		0			13
Balance at Jun. 30, 2021	25,578		85,762		2,939			(1,736)		5,459		(3,059)		5,145		120,088		7,552			127,640
Balance at Dec. 31, 2020	25,102		82,401		8,191			(1,736)		3,823		341		6,106		124,228		798			125,026
Profit (loss) for the period	0		0		(15,090)	[1]		0		0		0		0		(15,090)		(4,550)	[1]		(19,640)	[1]
Other comprehensive loss for the period	0		0		0			0		11,542		(8,418)		0		3,124		(7,622)			(4,498)
Total comprehensive loss for the period	0		0		(15,090)			0		11,542		(8,418)		0		(11,966)		(12,172)			(24,138)
Transactions with owners of the Company, recognized directly in equity:
Issuance of Capital note to non-controlling interest	0		0		0			0		0		0		0		0		8,682			8,682
Acquisition of shares in subsidiaries from non-controlling interests	0		0		0			0		0		0		(409)		(409)		961			552
Warrants exercise	454		3,419		0			0		0		0		0		3,873		0			3,873
Options exercise	49		0		0			0		0		0		0		49		0			49
Share-based payments	0		63		0			0		0		0		0		63		0			63
Balance at Dec. 31, 2021	25,605	$ 26,603	85,883	$ 89,230	(6,899)		$ (7,167)	(1,736)	$ (1,804)	15,365	$ 15,964	(8,077)	$ (8,392)	5,697	$ 5,919	115,838	$ 120,353	(1,731)		$ (1,799)	114,107		$ 118,554
Profit (loss) for the period	0	0	0	0	(1,222)		(1,270)	0	0	0	0	0	0	0	0	(1,222)	(1,270)	587		610	(635)		(660)
Other comprehensive loss for the period	0	0	0	0	0		0	0	0	(3,466)	(3,601)	(15,585)	(16,192)	0	0	(19,051)	(19,793)	(15,753)		(16,366)	(34,804)		(36,159)
Total comprehensive loss for the period	0	0	0	0	(1,222)		(1,270)	0	0	(3,466)	(3,601)	(15,585)	(16,192)	0	0	(20,273)	(21,063)	(15,166)		(15,756)	(35,439)		(36,819)
Transactions with owners of the Company, recognized directly in equity:
Issuance of Capital note to non-controlling interest	0	0	0	0	0		0	0	0	0	0	0	0	0	0	0	0	3,958		4,112	3,958		4,112
Share-based payments	0	0	60	62	0		0	0	0	0	0	0	0	0	0	60	62	0		0	60		62
Balance at Jun. 30, 2022	€ 25,605	$ 26,603	€ 85,943	$ 89,292	€ (8,121)		$ (8,437)	€ (1,736)	$ (1,804)	€ 11,899	$ 12,363	€ (23,662)	$ (24,584)	€ 5,697	$ 5,919	€ 95,625	$ 99,352	€ (12,939)		$ (13,443)	€ 82,686		$ 85,909

[1]	Reclassified, please see Note 2C.
[2]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)